Segmental analysis - Contributions by geographical area (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Revenue	£ 6,755.3	£ 6,132.5
Revenue less pass- through costs
Headline operating profit	639.1	590.4
North America
Disclosure of geographical areas [line items]
Revenue	2,586.5	2,183.7
Revenue less pass- through costs	2,188.9	1,817.6
Headline operating profit	299.7	271.4
United Kingdom
Disclosure of geographical areas [line items]
Revenue	956.1	927.0
Revenue less pass- through costs	737.0	679.7
Headline operating profit	67.3	83.5
Western Continental Europe
Disclosure of geographical areas [line items]
Revenue	1,352.0	1,340.6
Revenue less pass- through costs	1,086.1	1,050.0
Headline operating profit	98.7	103.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of geographical areas [line items]
Revenue	1,860.7	1,681.2
Revenue less pass- through costs	1,497.5	1,351.9
Headline operating profit	173.4	131.8
United States
Disclosure of geographical areas [line items]
Revenue	2,440.9	2,046.9
Revenue less pass- through costs	2,052.1	1,695.9
Headline operating profit	£ 280.9	£ 254.1